Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Central Index Key	dei_EntityCentralIndexKey	0000035315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2016
Prospectus Date	rr_ProspectusDate	May 31, 2016